Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation		1,250.0	1,247.8		1,261.1
EPS	[1]	£ 0.685	£ 0.661	[2]	£ 1.557	[2]
Weighted average shares used in diluted EPS calculation		1,260.6	1,261.2		1,275.8
Diluted EPS	[1]	£ 0.679	£ 0.654	[2]	£ 1.539	[2]
Continuing Operation [member]
Earnings per share [abstract]
Earnings	[3],[4]	£ 860.1	£ 698.2		£ 1,726.6
Weighted average shares used in basic EPS calculation	[3]	1,250.0	1,247.8		1,261.1
EPS	[3]	£ 0.688	£ 0.560		£ 1.369
Diluted earnings	[3]	£ 860.1	£ 698.2		£ 1,726.6
Weighted average shares used in diluted EPS calculation	[3]	1,260.6	1,261.2		1,275.8
Diluted EPS	[3]	£ 0.682	£ 0.554		£ 1.353
Discontinued operations [member]
Earnings per share [abstract]
Earnings	[4]	£ (3.8)	£ 126.4		£ 237.1
Weighted average shares used in basic EPS calculation		1,250.0	1,247.8		1,261.1
EPS	[3]	£ (0.003)	£ 0.101		£ 0.188
Diluted earnings		£ (3.8)	£ 126.4		£ 237.1
Weighted average shares used in diluted EPS calculation		1,260.6	1,261.2		1,275.8
Diluted EPS	[3]	£ (0.003)	£ 0.1		£ 0.186
Continued and discontinued operations [member]
Earnings per share [abstract]
Earnings	[3],[4]	£ 856.3	£ 824.6		£ 1,963.7
Weighted average shares used in basic EPS calculation	[3]	1,250.0	1,247.8		1,261.1
EPS	[3]	£ 0.685	£ 0.661		£ 1.557
Diluted earnings	[3]	£ 856.3	£ 824.6		£ 1,963.7
Weighted average shares used in diluted EPS calculation	[3]	1,260.6	1,261.2		1,275.8
Diluted EPS	[3]	£ 0.679	£ 0.654		£ 1.539

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Earnings figures have been restated as described in the accounting policies.
[4]	Earnings is equivalent to profit for the year attributable to equity holders of the parent.